Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 262,320,209.64
Previously Paid Amount	35,211.12
Total Fee Amount	35,850.74
Total Offset Amount	0.00
Net Fee	$ 639.62
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A